REVENUE AND CONTRACT ACCOUNTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule Of Contract Assets On Uncompleted Contracts

	June 30, 2023	December 31, 2022
Cumulative revenues recognized	$8,278,099	$5,934,205
Less: Billings or cash received	(7,271,308)	(5,508,483)
Contract assets	$1,006,791	$425,722

	2022	2021
Cumulative revenues recognized	$5,934,205	$5,266,930
Less: Billings or cash received	(5,508,483)	(5,263,481)
Contract Assets	$425,722	$3,449

Schedule of Contract Liabilities on Uncompleted Contracts

	June 30, 2023	December 31, 2022
Billings and/or cash receipts on uncompleted contracts	$972,900	$4,355,470
Less: Cumulative revenues recognized	—	(4,144,018)
Contract liabilities, technology systems	972,900	211,452
Contract liabilities, services and consulting	1,466,740	746,545
Total contract liabilities	$2,439,640	$957,997

	2022	2021
Billings and/or cash receipts on uncompleted contracts	$4,355,470	$4,473,726
Less: Cumulative revenues	(4,144,018)	(3,041,088)
Contract liabilities, technology systems	$211,452	$1,232,638
Contract Liabilities, services and consulting	746,545	596,673
Total Contract Liabilities	$957,997	$1,829,311

Schedule of Disaggregation of Revenue

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,537,286	$42,381	$—	$190,392	$1,770,059

Major Goods and Service Lines

Turnkey Projects	$856,942	$13,552	$—	$—	$870,494
Maintenance and Support	680,344	28,829	—	—	709,173
Algorithms	—	—	—	190,392	190,392
	$1,537,286	$42,381	$—	$190,392	$1,770,059

Timing of Revenue Recognition

Goods transferred over time	$856,942	$13,552	$—	$—	$870,494
Services transferred over time	680,344	28,829	—	190,392	899,565
	$1,537,286	$42,381	$—	$190,392	$1,770,059

For the Three Months Ended June 30, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,315,171	$26,697	$38,737	$236,537	$3,617,142

Major Goods and Service Lines

Turnkey Projects	$2,675,426	$—	$18,517	$—	$2,693,943
Maintenance and Support	639,745	26,697	20,220	150,435	837,097
Algorithms	—	—	—	86,102	86,102
	$3,315,171	$26,697	$38,737	$236,537	$3,617,142

Timing of Revenue Recognition

Goods transferred over time	$2,675,426	$—	$18,517	$—	$2,693,943
Goods delivered at point in time	—	—	—	86,102	86,102
Services transferred over time	639,745	26,697	20,220	150,435	837,097
	$3,315,171	$26,697	$38,737	$236,537	$3,617,142

 For the Six Months Ended June 30, 2023

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,913,735	$71,212	$11,353	$418,047	$4,414,347

Major Goods and Service Lines

Turnkey Projects	$2,684,706	$13,552	$—	$—	$2,698,258
Maintenance and Support	1,229,029	57,660	11,353	—	1,298,042
Algorithms	—	—	—	418,047	418,047
	$3,913,735	$71,212	$11,353	$418,047	$4,414,347

Timing of Revenue Recognition

Goods transferred over time	$2,684,706	$13,552	$—	$—	$2,698,258
Services transferred over time	1,229,029	57,660	11,353	418,047	1,716,089
	$3,913,735	$71,212	$11,353	$418,047	$4,414,347

For the Six Months Ended June 30, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$4,322,444	$43,997	$190,879	$499,138	$5,056,458

Major Goods and Service Lines

Turnkey Projects	$3,196,081	$(498)	$150,438	$—	$3,346,021
Maintenance and Support	1,126,363	44,495	40,441	281,847	1,493,146
Algorithms	—	—	—	217,291	217,291
	$4,322,444	$43,997	$190,879	$499,138	$5,056,458

Timing of Revenue Recognition

Goods transferred over time	$3,196,081	$(498)	$150,438	$—	$3,346,021
Goods delivered at point in time	—	—	—	217,291	217,291
Services transferred over time	1,126,363	44,495	40,441	281,847	1,493,146
	$4,322,444	$43,997	$190,879	$499,138	$5,056,458

Segments	Rail	Commercial	Petrochemical	Government	Banking/Other	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Major Goods and Service Lines
Turnkey Projects	$10,789,693	$9,297	$—	$156,530	$—	$—	$234,772	$11,190,292
Maintenance & Support	2,921,084	106,146	—	80,884	—	—	—	3,108,114
Data Center Auditing Services	—	—	—	—	—	—	—	—
Software License	—	—	—	—	—	—	—	—
Algorithms	—	—	—	—	—	—	713,960	713,960
	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Timing of Revenue Recognition
Goods transferred over time	$10,789,693	$9,297	$—	$156,530	$—	$—	$234,772	$11,190,292
Services transferred over time	2,921,084	106,146	—	80,884	—	—	713,960	3,822,074
	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Quantitative:

For the Year Ended December 31, 2021

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Major Goods and Service Lines
Turnkey Projects	$5,255,491	$27,831	$—	$233,145	$1,537	$—	$—	$5,518,004
Maintenance & Support	1,628,179	185,686	(867)	80,885	21,803	—	341,915	2,257,601
Data Center Auditing Services	—	—	—	—	—	131,537	—	131,537
Software License	—	—	—	—	—	3,180	—	3,180
Algorithms	—	—	—	—	—	—	349,595	349,595
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Timing of Revenue Recognition
Goods transferred over time	$5,255,491	$27,831	$—	$233,145	$1,537	$131,537	$349,595	$5,999,136
Services transferred over time	1,628,179	185,686	(867)	80,885	21,803	3,180	341,915	2,260,781
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917